Affiliated companies and other equity-method investees - Summary of equity in earnings of equity-method investees and dividends from equity-method investees (Detail) - Equity Method Investee [Member] - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity in earnings of equity-method investees	[1]	¥ 45,158	¥ 52,454	¥ 45,687
Dividends from equity-method investees and affiliates for which FVO was elected	[2]	¥ 26,496	¥ 37,067	¥ 27,770

[1]	Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income.
[2]	Dividends from affiliate for which FVO was elected are reported within Interest and Dividends.